Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

February 29, 2020

AXS3-QTLY-0420
1.967935.106

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 15.5%
Entertainment - 3.2%
Activision Blizzard, Inc.	43,799	$2,546,036
CD Projekt RED SA	800	57,401
Electronic Arts, Inc. (a)	5,422	549,628
Netflix, Inc. (a)	4,474	1,651,040
Roku, Inc. Class A (a)	46,462	5,281,336
Sea Ltd. ADR (a)	116,177	5,234,936
The Walt Disney Co.	30,119	3,543,500
Ubisoft Entertainment SA (a)	3,200	239,984
		19,103,861
Interactive Media & Services - 9.5%
Alphabet, Inc.:
Class A (a)	6,390	8,557,808
Class C (a)	19,460	26,063,362
Facebook, Inc. Class A (a)	99,230	19,098,798
IAC/InterActiveCorp (a)	8,668	1,767,752
Zillow Group, Inc. Class A (a)(b)	4,228	235,373
		55,723,093
Media - 0.8%
Comcast Corp. Class A	123,871	5,008,105
Wireless Telecommunication Services - 2.0%
T-Mobile U.S., Inc. (a)	127,738	11,516,858

TOTAL COMMUNICATION SERVICES		91,351,917

CONSUMER DISCRETIONARY - 15.9%
Automobiles - 1.6%
Tesla, Inc. (a)	14,541	9,713,243
Diversified Consumer Services - 0.3%
Arco Platform Ltd. Class A (a)	31,996	1,635,316
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	1,000	194,170
Planet Fitness, Inc. (a)	11,508	776,675
Starbucks Corp.	19,119	1,499,503
		2,470,348
Internet & Direct Marketing Retail - 9.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	36,404	7,572,032
Amazon.com, Inc. (a)	14,601	27,504,634
MakeMyTrip Ltd. (a)	16,300	375,063
Meituan Dianping Class B (a)	206,758	2,623,267
MercadoLibre, Inc. (a)	2,557	1,575,189
Naspers Ltd. Class N	10,516	1,644,241
Pinduoduo, Inc. ADR (a)	148,237	5,303,920
Prosus NV (a)	18,863	1,319,087
The Booking Holdings, Inc. (a)	2,456	4,164,541
The RealReal, Inc. (b)	158,971	2,224,004
Wayfair LLC Class A (a)	32,071	2,027,208
		56,333,186
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	12,660	1,051,160
Specialty Retail - 3.4%
Carvana Co. Class A (a)(b)	188,062	15,592,220
Floor & Decor Holdings, Inc. Class A (a)	46,293	2,363,258
Lowe's Companies, Inc.	18,454	1,966,643
		19,922,121
Textiles, Apparel & Luxury Goods - 0.4%
Allbirds, Inc. (a)(c)(d)	4,490	51,051
lululemon athletica, Inc. (a)	11,001	2,391,727
		2,442,778

TOTAL CONSUMER DISCRETIONARY		93,568,152

CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Budweiser Brewing Co. APAC Ltd. (a)(e)	82,034	246,260
Fever-Tree Drinks PLC	22,160	362,611
		608,871
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	92,672	1,784,863
Walmart, Inc.	1,234	132,877
		1,917,740
Food Products - 0.2%
Beyond Meat, Inc. (b)	10,815	969,565
Tobacco - 0.9%
Altria Group, Inc.	124,082	5,009,190
JUUL Labs, Inc. Class B (a)(c)(d)	709	88,256
		5,097,446

TOTAL CONSUMER STAPLES		8,593,622

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd.	427,816	7,836,029
FINANCIALS - 2.7%
Banks - 0.2%
HDFC Bank Ltd. sponsored ADR	20,120	1,103,582
Capital Markets - 1.0%
Cboe Global Markets, Inc.	11,296	1,287,744
Charles Schwab Corp.	16,624	677,428
London Stock Exchange Group PLC	29,793	2,926,389
Morningstar, Inc.	500	73,450
MSCI, Inc.	1,704	503,430
Virtu Financial, Inc. Class A	800	15,048
XP, Inc. Class A (a)	11,500	398,475
		5,881,964
Consumer Finance - 1.5%
LendingTree, Inc. (a)	28,976	7,992,160
Synchrony Financial	25,684	747,404
		8,739,564

TOTAL FINANCIALS		15,725,110

HEALTH CARE - 15.5%
Biotechnology - 6.0%
AbbVie, Inc.	31,094	2,665,067
Acceleron Pharma, Inc. (a)	8,000	687,440
Agios Pharmaceuticals, Inc. (a)	19,081	905,966
Aimmune Therapeutics, Inc. (a)(b)	31,989	761,658
Alexion Pharmaceuticals, Inc. (a)	41,521	3,904,220
Alnylam Pharmaceuticals, Inc. (a)	16,815	1,978,453
Applied Therapeutics, Inc. (a)	6,800	282,540
Arcutis Biotherapeutics, Inc. (a)	13,400	356,105
Argenx SE ADR (a)	2,671	377,626
Ascendis Pharma A/S sponsored ADR (a)	7,116	927,784
BeiGene Ltd. (a)	12,487	147,537
BioNTech SE ADR (a)	12,793	449,034
Black Diamond Therapeutics, Inc. (a)	3,500	94,465
bluebird bio, Inc. (a)	18,564	1,342,734
Blueprint Medicines Corp. (a)	2,612	141,388
Crinetics Pharmaceuticals, Inc. (a)(b)	36,739	756,089
FibroGen, Inc. (a)	47,329	1,978,352
G1 Therapeutics, Inc. (a)	17,853	320,283
Gritstone Oncology, Inc. (a)	44,893	377,101
Insmed, Inc. (a)	150,400	3,744,960
Intercept Pharmaceuticals, Inc. (a)	10,063	925,192
Morphic Holding, Inc.	17,000	268,600
Neurocrine Biosciences, Inc. (a)	17,176	1,626,567
Passage Bio, Inc. (a)	3,900	70,200
Regeneron Pharmaceuticals, Inc. (a)	7,621	3,388,068
Revolution Medicines, Inc.	7,340	229,522
Sage Therapeutics, Inc. (a)	5,497	258,359
Sarepta Therapeutics, Inc. (a)	16,942	1,939,351
Vertex Pharmaceuticals, Inc. (a)	18,063	4,046,654
Zymeworks, Inc. (a)	5,800	237,394
		35,188,709
Health Care Equipment & Supplies - 4.5%
Axonics Modulation Technologies, Inc. (a)	2,100	74,435
Becton, Dickinson & Co.	10,476	2,491,402
Boston Scientific Corp. (a)	154,271	5,768,193
DexCom, Inc. (a)	7,489	2,066,964
Insulet Corp. (a)	12,945	2,459,162
Intuitive Surgical, Inc. (a)	4,394	2,346,220
iRhythm Technologies, Inc. (a)(b)	8,369	727,852
Masimo Corp. (a)	8,542	1,395,165
Novocure Ltd. (a)	34,265	2,492,779
Penumbra, Inc. (a)	15,695	2,603,173
SmileDirectClub, Inc. (a)(b)	324,340	2,426,063
TransMedics Group, Inc.	90,264	1,417,145
		26,268,553
Health Care Providers & Services - 3.4%
1Life Healthcare, Inc. (a)	61,416	1,327,814
Centene Corp. (a)	14,757	782,416
Cigna Corp.	16,258	2,974,239
Guardant Health, Inc. (a)	4,004	348,188
Humana, Inc.	14,803	4,732,223
UnitedHealth Group, Inc.	38,029	9,695,874
		19,860,754
Health Care Technology - 0.1%
Schrodinger, Inc.	6,400	296,832
Veeva Systems, Inc. Class A (a)	1,700	241,349
		538,181
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	3,660	291,702
Bruker Corp.	20,301	884,312
Thermo Fisher Scientific, Inc.	1,100	319,880
		1,495,894
Pharmaceuticals - 1.3%
AstraZeneca PLC sponsored ADR	7,425	325,215
Bristol-Myers Squibb Co.	26,328	1,554,932
Bristol-Myers Squibb Co. rights (a)	10,584	35,456
Nabriva Therapeutics PLC (a)(b)	387,419	523,016
Nektar Therapeutics (a)	61,076	1,270,992
OptiNose, Inc. (a)	17,423	105,409
Roche Holding AG (participation certificate)	8,965	2,882,550
Theravance Biopharma, Inc. (a)	40,498	986,126
		7,683,696

TOTAL HEALTH CARE		91,035,787

INDUSTRIALS - 4.6%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	3,119	1,025,652
Airlines - 0.9%
JetBlue Airways Corp. (a)	89,547	1,413,052
Spirit Airlines, Inc. (a)	132,199	3,761,062
		5,174,114
Electrical Equipment - 0.6%
Sunrun, Inc. (a)	102,551	1,983,336
Vestas Wind Systems A/S	18,659	1,800,227
		3,783,563
Industrial Conglomerates - 0.1%
General Electric Co.	54,318	590,980
Machinery - 0.2%
Minebea Mitsumi, Inc.	73,534	1,298,060
Professional Services - 0.4%
Clarivate Analytics PLC (a)	22,900	465,786
TransUnion Holding Co., Inc.	19,841	1,764,262
		2,230,048
Road & Rail - 2.2%
Lyft, Inc.	168,127	6,409,001
Uber Technologies, Inc.	200,499	6,790,901
		13,199,902

TOTAL INDUSTRIALS		27,302,319

INFORMATION TECHNOLOGY - 37.3%
Electronic Equipment & Components - 0.3%
CDW Corp.	2,400	274,128
Flextronics International Ltd. (a)	137,309	1,525,503
		1,799,631
IT Services - 9.0%
Black Knight, Inc. (a)	5,700	380,247
EPAM Systems, Inc. (a)	4,053	904,630
Fidelity National Information Services, Inc.	16,283	2,275,061
GDS Holdings Ltd. ADR (a)(b)	128,441	7,445,725
Genpact Ltd.	29,394	1,130,493
Global Payments, Inc.	19,090	3,511,987
GoDaddy, Inc. (a)	71,728	5,019,525
MasterCard, Inc. Class A	22,178	6,437,165
MongoDB, Inc. Class A (a)	15,919	2,427,648
Okta, Inc. (a)	6,601	845,324
PayPal Holdings, Inc. (a)	35,742	3,859,779
Square, Inc. (a)	5,000	416,650
Twilio, Inc. Class A (a)(b)	29,410	3,312,742
Visa, Inc. Class A	42,176	7,665,910
Wix.com Ltd. (a)	54,210	7,265,766
		52,898,652
Semiconductors & Semiconductor Equipment - 7.3%
Applied Materials, Inc.	53,963	3,136,330
Broadcom, Inc.	4,736	1,291,128
Cree, Inc. (a)	13,300	594,909
Enphase Energy, Inc. (a)	5,400	264,438
Lam Research Corp.	12,616	3,701,913
Marvell Technology Group Ltd.	181,653	3,869,209
Micron Technology, Inc. (a)	122,056	6,415,263
NVIDIA Corp.	35,897	9,694,703
NXP Semiconductors NV	67,992	7,730,010
ON Semiconductor Corp. (a)	95,186	1,776,171
Qualcomm, Inc.	15,388	1,204,880
SolarEdge Technologies, Inc. (a)	17,164	2,140,694
Universal Display Corp.	5,700	905,103
		42,724,751
Software - 16.4%
Adobe, Inc. (a)	20,972	7,237,857
Autodesk, Inc. (a)	31,901	6,089,263
Cloudflare, Inc. (e)	11,400	242,820
Coupa Software, Inc. (a)	10,521	1,575,520
DocuSign, Inc. (a)	20,823	1,797,233
Dynatrace, Inc.	15,400	497,420
Elastic NV (a)	28,094	2,075,023
HubSpot, Inc. (a)	14,411	2,586,054
Intuit, Inc.	6,940	1,844,999
Lightspeed POS, Inc. (a)	54,639	1,353,101
Microsoft Corp.	276,694	44,827,184
Nutanix, Inc. Class A (a)	23,700	565,008
Q2 Holdings, Inc. (a)	3,488	262,891
RingCentral, Inc. (a)	4,901	1,155,411
Salesforce.com, Inc. (a)	84,483	14,395,903
ServiceNow, Inc. (a)	9,266	3,021,550
SS&C Technologies Holdings, Inc.	15,453	857,642
The Trade Desk, Inc. (a)(b)	13,840	3,975,540
Workday, Inc. Class A (a)	10,137	1,756,235
Xero Ltd. (a)	1,553	74,512
Zoom Video Communications, Inc. Class A (b)	2,162	227,010
		96,418,176
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	88,310	24,140,422
Western Digital Corp.	19,107	1,061,585
		25,202,007

TOTAL INFORMATION TECHNOLOGY		219,043,217

MATERIALS - 1.4%
Chemicals - 1.4%
LG Chemical Ltd.	13,350	4,091,068
Olin Corp.	98,130	1,588,725
The Chemours Co. LLC	189,636	2,817,991
		8,497,784
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	10,039	2,276,845
Equinix, Inc.	1,871	1,071,709
		3,348,554
Real Estate Management & Development - 0.2%
Redfin Corp. (a)	51,591	1,396,052

TOTAL REAL ESTATE		4,744,606

UTILITIES - 1.0%
Electric Utilities - 0.8%
NextEra Energy, Inc.	5,740	1,450,842
ORSTED A/S (e)	30,411	3,139,596
		4,590,438
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy International, Inc.	62,233	1,076,631

TOTAL UTILITIES		5,667,069

TOTAL COMMON STOCKS
(Cost $348,140,197)		573,365,612

Convertible Preferred Stocks - 2.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc. Series C (a)(c)(d)	1,387,600	336,493
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	1,770	20,125
Series B (a)(c)(d)	310	3,525
Series C (a)(c)(d)	2,980	33,883
Series Seed (a)(c)(d)	950	10,802
		68,335

TOTAL CONSUMER DISCRETIONARY		404,828

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	12,949	494,341
Sweetgreen, Inc.:
Series C (c)(d)	322	4,750
Series D (c)(d)	5,177	76,361
Series I (c)(d)	12,201	179,965
		755,417
Tobacco - 1.5%
JUUL Labs, Inc.:
Series C (a)(c)(d)	70,175	8,735,384
Series D (a)(c)(d)	938	116,762
		8,852,146

TOTAL CONSUMER STAPLES		9,607,563

FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D (c)(d)	15,672	131,958
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	67,979	256,961

TOTAL FINANCIALS		388,919

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (c)(d)(f)	191,200	147,488
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series I (a)(c)(d)	3,290	723,800
Road & Rail - 0.2%
Convoy, Inc. Series D (c)(d)	93,888	1,271,244

TOTAL INDUSTRIALS		1,995,044

INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ACV Auctions, Inc. Series E (c)(d)	229,793	1,270,801
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,164,162)		13,814,643
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.49% 4/23/20 (g)
(Cost $309,322)	310,000	309,398
	Shares	Value

Money Market Funds - 6.1%
Fidelity Cash Central Fund 1.60% (h)	1,647,369	$1,647,699
Fidelity Securities Lending Cash Central Fund 1.60% (h)(i)	34,447,917	34,451,362
TOTAL MONEY MARKET FUNDS
(Cost $36,099,061)		36,099,061
TOTAL INVESTMENT IN SECURITIES - 106.1%
(Cost $389,712,742)		623,588,714
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(35,752,798)
NET ASSETS - 100%		$587,835,916

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Growth Index Contracts (United States)	17	March 2020	$1,430,890	$(73,899)	$(73,899)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,953,950 or 2.4% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,628,676 or 0.6% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $63,876.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ACV Auctions, Inc. Series E	11/6/19	$1,270,801
Allbirds, Inc.	10/9/18	$49,243
Allbirds, Inc. Series A	10/9/18	$19,412
Allbirds, Inc. Series B	10/9/18	$3,400
Allbirds, Inc. Series C	10/9/18	$32,682
Allbirds, Inc. Series Seed	10/9/18	$10,419
Blink Health LLC Series C	11/7/19	$494,341
Clover Health Series D	6/7/17	$637,493
Convoy, Inc. Series D	10/30/19	$1,271,244
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series C	7/3/18	$253,709
Nuvation Bio, Inc. Series A	6/17/19	$147,488
Sonder Holdings, Inc. Series D	12/20/19	$164,493
Space Exploration Technologies Corp. Series I	4/5/18	$556,010
Sweetgreen, Inc. Series C	9/13/19	$5,506
Sweetgreen, Inc. Series D	9/13/19	$88,527
Sweetgreen, Inc. Series I	9/13/19	$208,637

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,958
Fidelity Securities Lending Cash Central Fund	177,414
Total	$198,372

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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